Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

23. Parent Company Only Condensed Financial Information

Basis of presentation

The condensed financial information of Missfresh Limited has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company used equity method to account for the investment in its subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the condensed balance sheets as “investments in subsidiaries” and shares in the subsidiaries’ loss are presented as “equity in loss of subsidiaries “ in the condensed statements of operations and comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2020 and 2021.

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note(e)
Assets
Current assets
Cash and cash equivalents	208,883	18,206	2,857
Short term investments	—	115,001	18,046
Prepayments and other current assets	207	58,017	9,104
Total current assets	209,090	191,224	30,007
Other non-current assets	—	262	41
Total assets	209,090	191,486	30,048

Liabilities
Current liabilities
Accrued expenses and other current liabilities	9,432	34,870	5,472
Convertible note and loan	248,878	—	—
Option and embedded conversion feature	11,117	—	—
Total current liabilities	269,427	34,870	5,472
Investment deficit in subsidiaries and consolidated VIEs	1,087,932	301,161	47,259
Other non-current liability	—	24,930	3,912
Total liabilities	1,357,359	360,962	56,643

23. Parent Company Only Condensed Financial Information (Continued)

Balance Sheets (Continued)

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note2(e)
Mezzanine equity
Series A1 convertible redeemable preferred shares (US$ 0.0001 par value; 18,888,880 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	90,933	—	—
Series A2 convertible redeemable preferred shares (US$ 0.0001 par value; 11,111,120 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	64,046	—	—
Series A3 convertible redeemable preferred shares (US$ 0.0001 par value; 22,214,240 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	100,901	—	—
Series B1 convertible redeemable preferred shares (US$ 0.0001 par value; 15,719,200 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	108,154	—	—
Series B2 convertible redeemable preferred shares (US$ 0.0001 par value; 39,113,280 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	215,137	—	—
Series C convertible redeemable preferred shares (US$ 0.0001 par value; 138,743,200 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	1,679,377	—	—

Series D1 convertible redeemable preferred shares (US$ 0.0001 par value; 23,770,041 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	504,843	—	—
Series E convertible redeemable preferred shares (US$ 0.0001 par value; 99,860,054 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	3,367,250	—	—
Series E1 convertible redeemable preferred shares (US$ 0.0001 par value; nil, 25,195,606, and 25,195,606 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020, respectively)	820,552	—	—
Series F convertible redeemable preferred shares (US$ 0.0001 par value; nil, 18,961,048, and 36,101,011 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020, respectively)	1,397,468	—	—
Receivable from holders of Series D1 convertible redeemable preferred shares	—	—	—
Receivable from holders of Series E convertible redeemable preferred shares	(61,265)	—	—
Receivable from holders of Series F convertible redeemable preferred shares	—	—	—
Total mezzanine equity	8,287,396	—	—

Shareholders’ deficit
Class A Ordinary shares (US $0.0001 par value; 75,555,520 shares authorized, issued and outstanding as of December 31, 2018, 2019 and 2020)	52	59	9
Class B Ordinary shares (US$ 0.0001 par value, 553,351,017, 488,156,662, and 476,660,736 shares authorized as of December 31, 2018, 2019 and 2020, respectively; nil, 3,456,987, and 9,527,219 shares issued and outstanding as of December 31, 2018, 2019 and 2020, respectively)	6	389	61
Additional paid-in capital		13,434,494	2,108,165
Accumulated deficit	(9,387,528)	(13,532,814)	(2,123,594)
Accumulated other comprehensive loss	(48,195)	(71,602)	(11,237)
Total shareholders’ deficit	(9,435,665)	(169,474)	(26,596)

Total liabilities, mezzanine equity and shareholders’ deficit	209,090	191,486	30,047

23. Parent Company Only Condensed Financial Information (Continued)

Statements of operations

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)

Operating expenses
Sales and marketing expenses	—	—	(1,506)	(236)
General and administrative	(4,448)	(3,642)	(14,799)	(2,322)
Loss from operations	(4,448)	(3,642)	(16,305)	(2,558)
Share of loss of subsidiaries and consolidated VIEs	(3,093,747)	(1,647,290)	(4,191,291)	(657,705)
Interest income/(expense), net and Changes in fair value of short-term investments	2,859	(11,276)	(9,214)	(1,446)
Change in fair value of option and embedded conversion feature	—	5,216	—	—
Other income/ (expense), net	(245)	1,068	(7,862)	(1,234)
Loss before income tax expenses	(3,095,581)	(1,655,924)	(4,224,672)	(662,943)
Income tax expense	—	—	—	—
Net loss	(3,095,581)	(1,655,924)	(4,224,672)	(662,943)
Accretion of convertible redeemable preferred shares to redemption value	(378,731)	(508,321)	79,386	12,457
Net loss attributable to ordinary shareholders of Missfresh Limited	(3,474,312)	(2,164,245)	(4,145,286)	(650,486)

23. Parent Company Only Condensed Financial Information (Continued)

Statements of Cash Flows

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)

Net Cash provided by/ (used in) Operating Activities	8,380	9,489	(10,440)	(1,638)

Prepayments and investments in subsidiaries and consolidated VIEs	(638,096)	(1,226,420)	(3,678,724)	(577,272)
Purchase of short-term investments	—	—	(115,146)	(18,069)
Maturity of short-term investment	68,632	—	—	—
Net Cash used in Investing Activities	(569,464)	(1,226,420)	(3,793,870)	(595,341)

Proceeds from issuance of convertible redeemable preferred shares, net	416,506	1,136,109	2,246,824	352,576
Proceeds from issuance of convertible note and loan	—	278,870	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	1,621,154	254,394
Repayment of convertible note and loan	—	—	(259,020)	(40,646)
Cash paid to repurchase of vested share-based awards	(39,906)	—	—	—
Net Cash provided by Financing Activities	376,600	1,414,979	3,608,958	566,324

Effect of exchange rate changes on cash and cash equivalents	8,375	(97,078)	4,675	734

Net increase/ (decrease) in cash and cash equivalents	(176,109)	100,970	(190,677)	(29,921)
Cash and cash equivalents at the beginning of the year	284,022	107,913	208,883	32,778
Cash and cash equivalents at the end of the year	107,913	208,883	18,206	2,857